Corporate Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate Information [Abstract]
Percentage of equity interest in subsidiaries	100.00%
Cash and cash equivalents		¥ 2,568	¥ 7,574	¥ 5,425	¥ 59,045
Net loss		(67,085)	¥ (65,805)	¥ (896,907)
Cash outflows for continuing operations		¥ (18,821)